Income Tax (Details) - Schedule of Net Deferred Tax Assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforward		$ 38,440
Start-up/organization expenses	412,939	172,751
Total deferred tax assets	412,939	211,191
Valuation allowance	(412,939)	(211,191)
Deferred tax assets, net of allowance